Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Loans Issued and Guarantees Granted (Transactions with Subsidiaries, Joint Ventures and Associates) [text block table]	Loans issued and guarantees granted in € m. Jun 30, 2025 Dec 31, 2024 Loans outstanding, beginning of period 73 44 Net movement in loans during the period (4) 70 Changes in the group of consolidated companies 0 0 Exchange rate changes/other (0) (41) Loans outstanding, end of period1 69 73 Other credit risk related transactions: Allowance for loan losses 0 0 Provision for loan losses 0 1 Guarantees and commitments 3 3 1 Loans past due were € 0 million as of June 30, 2025, and € 0 million as of December 31, 2024. For the total loans the Group held collateral of € 0 million and € 0 million as of June 30, 2025, and December 31, 2024, respectively
Deposits Received (Transactions with Subsidiaries, Joint Ventures and Associates) [text block table]	Deposits received in € m. Jun 30, 2025 Dec 31, 2024 Deposits, beginning of period 29 33 Net movement in deposits during the period (1) (4) Changes in the group of consolidated companies 0 0 Exchange rate changes/other 0 0 Deposits, end of period 28 29